Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net gain/ (loss) on derivatives	$ (335,663)	$ 20,126
Gain / (Loss) on derivatives, net
Interest rate swaps - Fair value	69,512	508,816
Interest rate swaps - Realized Loss	$ (405,175)	$ (488,690)